Contingent Consideration - Reconciliation of the Activity Driving Contingent Consideration Balance Changes (Details) - USD ($) $ in Thousands	3 Months Ended				7 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Combination, Contingent Consideration [Roll Forward]
Beginning balance					$ 347,089
Change in fair value	$ 0	$ 83,130	$ 48,802	$ 0	131,932	$ 131,932	$ 0	$ 0
Reclassification of shares to equity					(479,021)
Ending balance	$ 0				$ 0	$ 0